UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_________

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
THE SECURITIES EXCHANGE ACT OF 1934
________________________

For the monthly distribution period from May 1, 2008 to May 31, 2008

Commission File Number of issuing entity: 333-141533
GRANITE MASTER ISSUER PLC
(Exact name of registrant as specified in its charter)
England and Wales
(State or other jurisdiction of incorporation)
Not applicable
(IRS Employer Identification No.)
Fifth Floor
100 Wood Street
London EC2V 7EX, England
(Address of principal executive offices of the issuing entity)
+44 (0)20 7606 0643
(Telephone number, including area code)

Commission File Number of registrant 2: 333-141533-01
GRANITE FINANCE FUNDING 2 LIMITED
(Exact name of registrant as specified in its charter)
England and Wales
(State or other jurisdiction of incorporation)
Not applicable
(IRS Employer Identification No.)
Fifth Floor
100 Wood Street
London EC2V 7EX, England
(Address of principal executive offices)
+44 (0)20 7606 0643
(Telephone number, including area code)

Commission File Number of registrant 3: 333-141533-02
GRANITE FINANCE TRUSTEES LIMITED
(Exact name of registrant as specified in its charter)
Jersey, Channel Islands
(State or other jurisdiction of incorporation)
Not applicable
(IRS Employer Identification No.)
22 Grenville Street
St. Helier, Jersey JE4 8PX, Channel Islands
(Address of principal executive offices)
+44 (0)1534 609 333
(Telephone number, including area code)
Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series 2007-1, Class 1A1	[ ]	[ ]	[ X ]	___________
Series 2007-1, Class 2A1	[ ]	[ ]	[ X ]	___________
Series 2007-1, Class 3A1	[ ]	[ ]	[ X ]	___________
Series 2007-1, Class 4A1	[ ]	[ ]	[ X ]	___________
Series 2007-1, Class 1B1	[ ]	[ ]	[ X ]	___________
Series 2007-1, Class 2B1	[ ]	[ ]	[ X ]	___________
Series 2007-1, Class 1M1	[ ]	[ ]	[ X ]	___________
Series 2007-1, Class 2M1	[ ]	[ ]	[ X ]	___________
Series 2007-1, Class 1C1	[ ]	[ ]	[ X ]	___________
Series 2007-1, Class 2C1	[ ]	[ ]	[ X ]	___________
Series 2007-2, Class 1A1	[ ]	[ ]	[ X ]	___________
Series 2007-2, Class 2A1	[ ]	[ ]	[ X ]	___________
Series 2007-2, Class 3A1	[ ]	[ ]	[ X ]	___________
Series 2007-2, Class 4A1	[ ]	[ ]	[ X ]	___________
Series 2007-2, Class 1B1	[ ]	[ ]	[ X ]	___________
Series 2007-2, Class 2B1	[ ]	[ ]	[ X ]	___________
Series 2007-2, Class 3B1	[ ]	[ ]	[ X ]	___________
Series 2007-2, Class 1M1	[ ]	[ ]	[ X ]	___________
Series 2007-2, Class 2M1	[ ]	[ ]	[ X ]	___________
Series 2007-2, Class 2C1	[ ]	[ ]	[ X ]	___________

Indicate by check mark if the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days

Yes           X      No
          ______          ______

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On June 17, 2008 and June 20, 2008 distributions were made by Citibank, N.A., as principal paying agent on behalf of the issuing entity, to the holders of certain of the classes of notes listed above.

The description of the distribution and pool performance for the distribution period from May 1, 2008 to May 31, 2008 is provided in the monthly statement attached as Exhibit 99.1 to this Form 10-D.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the series 2007-1 notes, dated January 22, 2007 and the related Prospectus, dated January 19, 2007; and the Prospectus Supplement relating to the series 2007-2 notes, dated May 18, 2007 and the related Prospectus, dated May 17, 2007 (collectively, the “Prospectuses”), of the issuing entity filed with the Securities and Exchange Commission (the “SEC”) pursuant to Rule 424(b)(5) under the Securities Act of 1933 (the “Securities Act”).

PART II - OTHER INFORMATION

Item 2. Legal Proceedings.

None.

Item 3. Sales of Securities and Use of Proceeds.

None.

Item 4. Defaults Upon Senior Securities.

None.

Item 5. Submission of Matters to a Vote of Security Holders.

None.

Item 6. Significant Obligors of Pool Assets.

None.

Item 7. Significant Enhancement Provider Information.

In respect of each of the series 2007-1, Class 1A1, Class 2A1, Class 3A1, Class 4A1, Class 1B1, Class 2B1, Class 1M1, Class 2M1, Class 1C1 and Class 2C1 notes, the issuing entity has entered into a currency swap transaction with Barclays Bank PLC.  The sponsor, Northern Rock PLC, has determined that the significance percentage for these currency swap transactions in respect of the related classes of notes is 20% or more.

In respect of the series 2007-2 Class 4A1 notes, the issuing entity has entered into a currency swap transaction with Barclays Bank PLC.  The sponsor, Northern Rock PLC, has determined that the significance percentage for the currency swap transactions in respect of the related class of notes is 20% or more.

In respect of each of the series 2007-2, Class 1A1, Class 2A1, Class 3A1, Class 1B1, Class 2B1, Class 3B1, Class 1M1, Class 2M1 and Class 2C1 notes, the issuing entity has entered into a currency swap transaction with Deutsche Bank AG, London branch.  The sponsor, Northern Rock PLC, has determined that the significance percentage for these currency swap transactions in respect of the related classes of notes is 20% or more.

Item 8.                      Other Information.

None.

Item 9.                      Exhibits.

Exhibit
No.           Description

99.1           Monthly Statement furnished to noteholders

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the servicer has duly caused this report to be signed on behalf of the issuing entity by the undersigned, thereunto duly authorized.

Date: July 1, 2008	NORTHERN ROCK PLC, as servicer By: /s/ DA JONES
Name: DA JONES
Title: DIRECTOR OF FINANCE

EXHIBIT INDEX

The following exhibits are filed herewith:

Exhibit No.	Description

99.1	Monthly Statement to Noteholders

5

INVESTORS' MONTHLY REPORT
GRANITE FINANCE TRUSTEES LIMITED

Monthly Report re: Granite Mortgages 01-1 Plc, Granite Mortgages 01-2 Plc, Granite Mortgages 02-1 Plc
Granite Mortgages 02-2 Plc, Granite Mortgages 03-1 Plc, Granite Mortgages 03-2 Plc, Granite Mortgages 03-3 Plc
Granite Mortgages 04-1 Plc, Granite Mortgages 04-2 Plc, Granite Mortgages 04-3 Plc, Granite Master Issuer Plc,
Granite Finance Funding Limited and Granite Finance Funding 2 Limited

Month ended                    31-May-08

N.B. this data fact sheet and its notes can only be a summary of certain features of the bonds and their structure.
No representation can be made that the information herein is accurate or complete and no liability is accepted therefor.
Reference should be made to the issue documentation for a full description of the bonds and their structure. This data fact sheet and its notes are for information purposes only and are not intended as an offer or invitation with respect to the purchase or sale of any security. Reliance should not be placed on the information herein when making any decision whether to buy, hold or sell bonds (or other securities) or for any other purpose.

Commentary on asset performance in the period

The assets in the Trust continue to exhibit satisfactory performance.
3 month plus arrears have increased to 1.05% by balance, but realised losses of £14.8 since 2001 remain low and continue to be easily absorbed by excess spread which has increased to 0.45% reflecting the reduced proportion of fixed rate loans in the pool.
An additional table has been added in response to investor requests providing a breakdown of fixed rate maturities detailing the month or year in which the fixed rate loans reach the end of their fixed rate.

Next trust determination date	1-Jun-08

Next trust distribution date (6 business days from determination date)	10-Jun-08

Mortgage Loans

Number of Mortgage Loans in Pool	363,353

Current Balance - Trust Mortgage Assets	£41,667,332,493

Current Balance - Trust Cash and other Assets	£1,467,927,464

Last Months Closing Trust Assets	£44,323,258,446

Funding share	£6,170,205,752

Funding 2 share	£29,033,556,488

Funding and Funding 2 share	£35,203,762,240

Funding and Funding 2 Share Percentage	81.61%

Seller Share*	£7,931,497,717

Seller Share Percentage	18.39%

Minimum Seller Share (Amount)*	£3,403,982,057

Minimum Seller Share (% of Total)	7.89%

Funding Bank Balance - Principal element of Balance	£338,774,883

Funding 2 Bank Balance - Principal element of Balance	£1,191,204,946

Excess Spread last quarter annualised (% of Total)	0.45%
* Please see the Additional Notes to the Investor Reports

Arrears Analysis of Non Repossessed Mortgage Loans

	Number	Value (£)	Arrears (£)	By number (%)	By Principal (%)

> = 1 < 2 Months	7,660	926,160,157	7,601,250	2.11%	2.22%
> = 2 < 3 Months	3,256	385,444,120	5,764,328	0.90%	0.93%
> = 3 < 4 Months	1,396	169,135,332	3,471,433	0.38%	0.41%
> = 4 < 5 Months	787	93,215,766	2,495,935	0.22%	0.22%
> = 5 < 6 Months	455	53,219,294	1,751,132	0.13%	0.13%
> = 6 < 7 Months	302	36,481,490	1,401,505	0.08%	0.09%
> = 7 < 8 Months	217	26,981,727	1,199,153	0.06%	0.06%
> = 8 < 9 Months	122	14,013,893	721,942	0.03%	0.03%
> = 9 < 10 Months	105	13,442,322	752,452	0.03%	0.03%
> = 10 < 11 Months	77	9,571,461	601,518	0.02%	0.02%
> = 11 < 12 Months	47	6,016,368	429,438	0.01%	0.01%
> = 12 < 13 Months	27	3,561,464	255,447	0.01%	0.01%
> = 13 < 14 Months	15	1,762,244	135,119	0.00%	0.00%
> = 14 < 15 Months	10	1,334,972	126,924	0.00%	0.00%
> = 15 < 16 Months	16	2,057,498	195,099	0.00%	0.00%
> = 16 < 17 Months	10	969,001	95,549	0.00%	0.00%
> = 17 < 18 Months	6	719,743	62,290	0.00%	0.00%
> = 18 < 19 Months	3	674,581	64,264	0.00%	0.00%
> = 19 < 20 Months	2	266,917	35,889	0.00%	0.00%
> = 20 < 21 Months	2	458,904	53,505	0.00%	0.00%
> = 21 < 22 Months	3	510,691	61,145	0.00%	0.00%
> = 22 < 23 Months	2	426,491	54,930	0.00%	0.00%
> = 23 < 24 Months	1	90,086	16,045	0.00%	0.00%
> = 25 < 26 Months	2	480,141	89,341	0.00%	0.00%
> = 28 < 29 Months	1	210,593	62,586	0.00%	0.00%
> = 29 < 30 Months	1	135,957	23,851	0.00%	0.00%
Total	14,525	1,747,341,213	27,522,070	4.00%	4.19%

Arrears are calculated in accordance with standard market practice in the UK.   A mortgage is identified as being in arrears when, on any due date, the overdue amounts which were due on previous due dates equal, in the aggregate, one or more full monthly payments.  In making an arrears determination, the administrator calculates as of the date of determination the difference between the sum of all monthly payments that were due and payable by a borrower on any due date up to that date of determination (less the aggregate amount of all authorised underpayments made by such borrower up to such date of determination) and the sum of all payments actually made by that borrower up to that date of determination.  If the result arrived at by dividing that difference (if any) by the amount of the required monthly payment equals or exceeds 1 the loan is deemed to be in arrears.  Arrears classification is determined based on the number of full monthly payments that have been missed.  A borrower that has missed payments that in the aggregate equal or exceeding 2 monthly payments (but for which the aggregate of missed payments is less than 3 monthly payments) would be classified as being between 2 - 3 months in arrears, and so on.

Properties in Possession

	Number	Value (£)	Arrears (£)

Total (since inception)	5052	504,141,743	29,823,269

Properties in Possession	1750

Number Brought Forward	1517

Repossessed (Current Month)	369

Relinquished (Current Month)	8

Sold (since inception)	3302

Sold (current month)	128

Sale Price / Last Loan Valuation	104

Average Time from Possession to Sale (days)	160

Average Arrears at Sale	£5,308

Total Principal Loss (Since inception)	£14,833,999

Total Principal Loss (current month)	£991,457

Number of accounts experiencing a loss since inception	1169

Ratio of aggregate net losses to average portfolio balance	0.00036

Average loss on accounts experiencing a loss	£12,689

MIG Claims Submitted	17

MIG Claims Outstanding	0

Average Time from Claim to Payment	84

Note: The arrears analysis and repossession information is at close of business for the report month

Substitution

	Number	Principal (£)

Substituted this period	0	£0

Substituted to date (since 26 March 2001)	1,063,063	£129,927,505,708

CPR Analysis

% of CPR

Current Month % of CPR - Removals*	6.80%

Previous Month % of CPR - Removals*	14.20%

Current Month % of CPR - Non-Removals**	93.20%

Previous Month % of CPR - Non-Removals**	85.80%

*Removals are loans that Northern Rock has repurchased from the Trust (e.g. Further Advances and Product Switches)
**Non-Removals are scheduled repayments, overpayments and redemptions

	Monthly	Annualised

Current Month CPR Rate - Total	4.19%	40.14%

Previous Month CPR Rate - Total	2.86%	29.42%

Key pool statistics

Weighted Average Seasoning (by value) Months	32.50

Weighted Average Remaining Term (by value) Years	21.31

Average Loan Size	£114,675

Weighted Average LTV (by value)	76.89%

Weighted Average Indexed LTV (by value)	70.49%

Non Verified (by value)	43.21%

Product Breakdown

Fixed Rate (by balance)	51.91%

Together (by balance)	30.63%

Capped (by balance)	0.07%

Variable (by balance)	13.24%

Tracker (by balance)	4.15%

Total	100.0%

Geographic Analysis

	Number	% of Total	Value (£)	% of Total

East Anglia	8,350	2.30%	960,318,451	2.30%

East Midlands	27,548	7.58%	2,860,513,913	6.87%

Greater London	41,437	11.40%	7,527,878,380	18.07%

North	31,770	8.74%	2,453,479,804	5.89%

North West	45,972	12.65%	4,364,226,146	10.47%

Scotland	46,382	12.76%	3,797,467,517	9.11%

South East	57,167	15.73%	8,523,489,085	20.46%

South West	27,046	7.44%	3,489,924,416	8.38%

Wales	15,119	4.16%	1,472,511,151	3.53%

West Midlands	26,141	7.19%	2,845,229,183	6.83%

Yorkshire	36,421	10.02%	3,372,294,447	8.09%

Total	363,353	100%	41,667,332,493	100%

LTV Levels Breakdown

	Number	Value (£)	% of Total

0% < 25%	21,437	736,724,553	1.77%

> = 25% < 50%	47,787	3,925,251,967	9.42%

> = 50% < 55%	12,963	1,376,208,404	3.30%

> = 55% < 60%	14,210	1,617,394,047	3.88%

> = 60% < 65%	15,554	1,892,792,044	4.54%

> = 65% < 70%	17,690	2,234,585,755	5.36%

> = 70% < 75%	20,298	2,702,120,712	6.48%

> = 75% < 80%	23,892	3,324,229,917	7.98%

> = 80% < 85%	31,306	4,502,242,104	10.81%

> = 85% < 90%	54,741	7,021,903,794	16.85%

> = 90% < 95%	69,747	8,144,579,209	19.55%

> = 95% < 100%	30,573	3,834,722,817	9.20%

> = 100%	3,155	354,577,170	0.85%

Total	363,353	41,667,332,493	100.0%

Repayment Method

	Number	Value (£)	% of Total

Endowment	27,193	3,813,516,047	9.15%

Interest Only	85,791	13,284,207,509	31.88%

Pension Policy	243	20,847,059	0.05%

Personal Equity Plan	480	29,597,218	0.07%

Repayment	249,646	24,519,164,660	58.85%

Total	363,353	41,667,332,493	100.00%

Employment Status

	Number	Value (£)	% of Total

Full Time	306,197	33,254,104,118	79.81%

Part Time	4,728	367,040,420	0.88%

Retired	3,034	180,753,896	0.43%

Self Employed	44,626	7,483,573,766	17.96%

Other	4,768	381,860,292	0.92%

Total	363,353	41,667,332,493	100.00%

Month / Year in which Fixed Rate Period Ends

	Number	% of Total	Value (£)	% of Total

Jul-08	10,222	5.99%	1,556,009,053	7.19%
Aug-08	9,587	5.61%	1,363,830,804	6.31%
Sep-08	9,524	5.58%	1,300,112,186	6.01%
Oct-08	6,517	3.82%	784,108,719	3.63%
Nov-08	8,656	5.07%	1,237,534,101	5.72%
Dec-08	9,018	5.28%	1,493,081,203	6.90%
Jan-09	7,917	4.64%	1,144,017,270	5.29%
Feb-09	5,448	3.19%	854,827,508	3.95%
Mar-09	5,037	2.95%	927,938,406	4.29%
Apr-09	830	0.49%	63,662,670	0.29%
May-09	3,771	2.21%	566,582,153	2.62%
Jun-09	2,028	1.19%	219,200,730	1.01%
Jul-09	1,417	0.83%	159,158,575	0.74%
Aug-09	2,163	1.27%	225,597,387	1.04%
Sep-09	1,606	0.94%	164,195,277	0.76%
Oct-09	915	0.54%	87,260,379	0.40%
Nov-09	1,486	0.87%	159,693,726	0.74%
Dec-09	2,420	1.42%	229,367,478	1.06%
Jan-10	1,837	1.08%	168,121,090	0.78%
Feb-10	3,636	2.13%	397,633,750	1.84%
Mar-10	665	0.39%	69,270,789	0.32%
Apr-10	1,187	0.70%	137,234,577	0.63%
May-10	2,592	1.52%	254,871,633	1.18%
Jun-10	4,388	2.57%	492,791,431	2.28%
Jul-10	1,130	0.66%	125,107,872	0.58%
Aug-10	1,473	0.86%	161,879,714	0.75%
Sep-10	5,018	2.94%	571,364,685	2.64%
Oct-10	5,656	3.31%	629,082,206	2.91%
Nov-10	116	0.07%	11,208,665	0.05%
Dec-10	21	0.01%	5,492,890	0.03%
Jan-11	5,146	3.01%	579,597,111	2.68%
Feb-11	1,832	1.07%	209,533,828	0.97%
Mar-11	2,027	1.19%	225,021,802	1.04%
Apr-11	52	0.03%	3,681,275	0.02%
May-11	4,505	2.64%	523,265,470	2.42%
Jun-11	3,339	1.96%	390,443,012	1.81%
Jul-11	4,742	2.78%	542,761,759	2.51%
Aug-11	3,611	2.11%	428,405,175	1.98%
Sep-11	2,061	1.21%	242,654,778	1.12%
Oct-11	1,262	0.74%	138,957,204	0.64%
Nov-11	3,480	2.04%	403,563,446	1.87%
Dec-11	2,247	1.32%	283,344,577	1.31%
2012	5,584	3.27%	611,583,471	2.83%
2013	1,509	0.88%	149,905,536	0.69%
2014	996	0.58%	85,736,380	0.40%
2015	2,753	1.61%	265,784,086	1.23%
2016	2,565	1.50%	283,786,735	1.31%
2017	439	0.26%	43,696,060	0.20%
2018	226	0.13%	12,471,391	0.06%
2019	532	0.31%	49,260,090	0.23%
2020	2,666	1.56%	273,060,942	1.26%
2021	1,914	1.12%	205,842,986	0.95%
2022	1,017	0.60%	115,004,031	0.53%

Total	170,786	100%	21,627,598,071	100%

NR Current Existing Borrowers' SVR				7.49%

Effective Date of Change				1 May 2008

Main parties to the structure

Northern Rock plc			Citibank NA			The Bank of New York

Seller			Agent bank			Security trustee
Administrator			Common depositary			Note trustee
Cash Manager			Principal paying agent
Basis swap provider			Registrar
Start up loan provider			US Paying Agent
Account bank

Ratings
	Short term	Long term	Short term	Long term		Short term	Long term
S&P	A1	A	A1+	AA		A-1+	AA-
Moodys	P-1	A2	P-1	Aa1		P-1	Aa2
Fitch	F1+	A-	F1+	AA+		F1+	AA-

Trustee Principal Ledger Receipts and Distribution
		Principal Received	Funding		Funding 2	Seller

Month		£1,759,281,291	£0		£389,136,968	£1,370,144,323

Principal receipts reflect actual cash amounts received in the month. The distribution takes place on the 6th business day after the trust determination date.

Trustee Revenue Ledger Receipts and Distribution

Receipts
		Revenue Received	GIC Interest		sub-total	Administration fee		Available revenue

Month		£197,570,737	£5,116,721		£202,687,458	£2,338,418		£200,349,040

Trustee Revenue Distribution

			Funding		Funding 2	Seller

Month			£29,216,159		£144,483,192	£26,649,689

Revenue receipts reflect actual cash amounts received in the month. The distribution takes place on the 6th business day after the trust determination date.

On a monthly basis Trustee receipts are shared on a pro-rata basis between Northern Rock, Granite Finance Funding Limited and Granite Finance Funding 2 Limited in relation to their respective shares of the trust.  Granite Finance Funding will in turn distribute its revenue between the issuers (Granite Mortgages 01-1 plc to Granite Mortgages 04-3 plc). Granite Finance Funding 2 Limited distributes its share of revenue to Granite Master Issuer plc in accordance with the underlying series of notes issued by Granite Master Issuer plc.

Granite Master Issuer Waterfall 19/20 May 2008

Distribution of Issuer Available Revenue Receipts	Total

Issuer available revenue receipts from Funding2	231,650,858
Issuer available revenue receipts - Issuers Revenue Ledger	6,139,868
Issuer available reserve fund	534,282,028

772,072,754

Issuer required revenue receipts	231,650,858

3rd party creditors	0
Issuer cash manager	0
Amounts due to the A notes and A swap providers	194,404,865
Amounts due to the B notes and B note swap providers	5,439,885
Amounts due to the M notes and M note swap providers	5,651,783
Amounts due to the C notes and C note swap providers	6,586,931
Interest due on start-up loan (from Northern Rock plc)	1,539,382
Principal due on start-up loan	21,861,867
To fund issuer reserve fund	472,820,716
To fund funding reserve fund	61,461,312
To fund Series 05-1, 06-2, 06-3, 06-4, 07-1, 07-2 Payment Date	2,306,014

Excess of available revenue receipts over required receipts	21,861,867

Additional Notes to the Investor Reports

An "asset trigger event" is the event that occurs when an amount is debited to the principal deficiency sub-ledger in relation to the class A notes of any Funding issuer or to the AAA principal deficiency sub-ledger of Funding 2.  Following an asset trigger event  controlled amortisation schedules will no longer apply and the notes will become pass-through notes paying principal pro rata on the most senior outstanding notes and then sequential.

No asset trigger event has occurred

A "non-asset trigger event" means any of the following events:
• an insolvency event occurs in relation to the seller;
• the seller's role as administrator is terminated and a new administrator is not appointed within 60 days; or
•   on the distribution date immediately succeeding a seller share event distribution date, the current seller share is equal to or less than the minimum seller share (determined using the amounts of the current seller share and minimum seller share that would exist after making the distributions of mortgages trustee principal receipts due on that distribution date

A "seller share event" will occur if, on a distribution date, (i) the result of the calculation of the current seller share on that distribution date would be equal to or less than the minimum seller share for such distribution date (determined using the amounts of the current seller share and minimum seller share that would exist after making the distributions of mortgages trustee principal receipts due on that distribution date and (ii) a seller share event has not occurred on the immediately preceding distribution date).

No non-asset trigger event has occurred

A arrears trigger event will occur if the outstanding principal balance of 90+ day arrears in the trust exceed 2%. In the event of an arrears trigger the Granite Mortgages 04-2 issuer reserve fund will step up to 1.415%, the Granite 04-3 issuer reserve fund will step up to 1.38% and the Funding 2 reserve fund required amount increases by £37 million.

This trigger event is curable.

No arrears trigger event has occurred.

A step up trigger event will occur if any issuer is not called on its step up and call date. In the event of an issuer non call trigger the Granite Mortgages 04-2 issuer reserve fund target will step up by 0.275%, the Granite Mortgages 04-3 issuer reserve fund target by 0.27%, the Funding reserve target will step up by 0.10% and the Funding 2 reserve fund required amount increases by £37 million. If the step up trigger occurs in conjunction with an arrears trigger the Funding 2 Reserve Fund will increase by £74 million. If the breach is rectified only the Funding 2 reserve fund required amount will reduce to its original target.

No step up trigger event has occurred.

An accelerated controlled amortisation trigger will occur if any of the issuers are not called on their step up and call dates. In the event of an accelerated controlled amortisation trigger all notes issued by Granite Mortgages 04-2 plc and Granite Mortgages 04-3 plc and all series issued by Granite Master Issuer plc become pass through securities.

No accelerated controlled amortisation trigger has occurred.

In addition, no assignment of new mortgage loans may occur after the earlier to occur of:
• a step-up date in respect of the notes of any Funding issuer, if the option to redeem such notes on that step-up date pursuant to the terms and conditions of such notes is not exercised; or
•   a step-up date in respect of any series and class of notes of the issuer, if the option to redeem any such notes on that step-up date pursuant to the terms and conditions of such notes is not exercised and the aggregate principal amount outstanding of such notes (together with any other notes of the issuer in respect of which the step-up date has passed) as at such step-up date exceeds £3,000,000,000; or

•   the date falling 12 months after the occurrence of a step-up date in respect of any series and class of notes of the issuer, if the option to redeem such notes by such date pursuant to the terms and conditions of such notes is not exercised.

All notes issued by Granite Master Issuer which have passed their step up and call date will pay principal and intyerest monthly.

All of the conditions for assigning new loans continue to be complied with.

Deferral of repayment of subordinated notes

Amortisation of subordinated notes will be deferred if:
• the principal balance of mortgages in arrears is greater than 4%
• Funding 2 plus Granite Master Issuer is less than the programme reserve required amount
• debit balance on subordinate note PDL

None of the conditions leading to deferral of the subordinated notes has been met.

Legal proceedings
There are no material legal proceedings against Northern Rock plc, any of the Granite entities or the Trustee.

Notes    Granite Mortgages 01-1 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected Maturity
					Moodys/S&P/Fitch
Series 1
A1	US387413 AA59	$0	$0	$0	Aaa/AAA/AAA	N/A	0.12%	0.00000	N/A
A2	US387413 AB33	$0	$0	$0	Aaa/AAA/AAA	N/A	0.21%	0.00000	N/A
B	US387413 AC16	$0	$0	$0	Aa2/AA+/AA+	N/A	0.40%	0.00000	N/A
C	US387413 AD98	$0	$0	$0	Baa1/A-/A-	N/A	1.40%	0.00000	N/A
Series 2
A	XS0126890390	£0	£0	£0	Aaa/AAA/AAA	N/A	0.24%	0.00000	N/A
B	XS0126890473	£0	£0	£0	Aa1/AA+/AA+	N/A	0.40%	0.00000	N/A
C	XS0126890556	£0	£0	£0	A3/A-/A-	N/A	1.40%	0.00000	N/A

Credit Enhancement

		% of Notes Outstanding
Class B Notes (£ Equivalent)	£0	0.00%
Class C Notes (£ Equivalent)	£0	0.00%

Granite Mortgages 01-1 Reserve Fund Requirement	£0	N/A
Balance Brought Forward	£0	N/A
Drawings this Period	£0	N/A
Excess Spread this Period	£0	N/A
Funding Reserve Fund Top-up this Period*	£0	N/A
Pay Down of Reserve Fund	£0	N/A
Current Balance	£0	N/A

Funding Reserve Balance brought forward	£81,413,275	1.32%
Excess spread this period	£6,675,711	0.11%
Repayment of deferred consideration	£-22,999,181	-0.37%
Funding reserve Balance carried forward	£65,089,805	1.05%
Funding Reserve %	1.0%	NA

Notes    Granite Mortgages 01-2 plc
	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected Maturity
					Moodys/S&P/Fitch
Series 1

A	US38741PAA66	$0	$0	$0	Aaa/AAA/AAA	N/A	0.23%	0.00000	N/A
B	US38741PAB40	$0	$0	$0	Aa1/AA+/AA+	N/A	0.40%	0.00000	N/A
C	US38741PAC23	$0	$0	$0	Baa1/A-/A-	N/A	1.375%	0.00000	N/A

Series 2
A	XS0134454510	£0	£0	£0	Aaa/AAA/AAA	N/A	0.25%	0.00000	N/A
B	XS0134454866	£0	£0	£0	Aa1/AA+/AA+	N/A	0.42%	0.00000	N/A
C	XS0134455590	£0	£0	£0	Baa1/A-/A-	N/A	1.40%	0.00000	N/A
D	XS0134456218	£0	£0	£0	Baa3/BB+/BBB+	N/A	4.60%	0.00000	N/A

Credit Enhancement

		% of Notes Outstanding
Class B Notes (£ Equivalent)	£0	0.00%
Class C Notes (£ Equivalent)	£0	0.00%
Class D Notes	£0	0.00%

Granite Mortgages 01-2 Reserve Fund Requirement	£0	N/A
Balance Brought Forward	£0	N/A
Drawings this Period	£0	N/A
Excess Spread this Period	£0	N/A
Funding Reserve Fund Top-up this Period*	£0	N/A
Pay Down of Reserve Fund	£0	N/A
Current Balance	£0	N/A

Funding Reserve Balance brought forward	£81,413,275	1.32%
Excess spread this period	£6,675,711	0.11%
Repayment of deferred consideration	£-22,999,181	-0.37%
Funding reserve Balance carried forward	£65,089,805	1.05%
Funding Reserve %	1.0%	NA

Notes    Granite Mortgages 02-1 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected Maturity
					Moodys/S&P/Fitch
Series 1
A1	US38741NAA19	$0	$0	$0	Aaa/AAA/AAA	N/A	0.10%	0.000000	N/A
A2	US38741NAB91	$0	$0	$0	Aaa/AAA/AAA	N/A	0.16%	0.000000	N/A
B	US38741NAD57	$0	$0	$0	Aa2/AA+/AA+	N/A	0.33%	0.000000	N/A
C	US38741NAC64	$0	$0	$0	Baa1/A-/BBB+	N/A	1.30%	0.000000	N/A

Series 2
A	XS0144804712	£0	£0	£0	Aaa/AAA/AAA	N/A	0.20%	0.000000	N/A
B	XS0144805958	£0	£0	£0	Aa1/AA+/AA+	N/A	0.35%	0.000000	N/A
C	XS0144806253	£0	£0	£0	Baa1/A-/BBB+	N/A	1.30%	0.000000	N/A
D	XS0144806501	£0	£0	£0	Baa3/BB+/BBB	N/A	4.50%	0.000000	N/A

Series 3
A	XS0144807657	€0	€0	€0	Aaa/AAA/AAA	N/A	Fixed to 04/07	0.000000	N/A
B	XS0144807491	€0	€0	€0	Aa1/AA+/AA+	N/A	0.35%	0.000000	N/A
C	XS0144807814	€0	€0	€0	Baa1/A-/BBB+	N/A	1.30%	0.000000	N/A

Credit Enhancement

		% of Notes Outstanding
Class B Notes (£ Equivalent)	£0	0.00%
Class C Notes (£ Equivalent)	£0	0.00%
Class D Notes	£0	0.00%

Granite Mortgages 02-1 Reserve Fund Requirement	£0	N/A
Balance Brought Forward	£0	N/A
Drawings this Period	£0	N/A
Excess Spread this Perod	£0	N/A
Funding Reserve Fund Top-up this Period*	£0	N/A
Pay Down of Reserve Fund	£0	N/A
Current Balance	£0	N/A

Funding Reserve Balance brought forward	£81,413,275	1.32%
Excess spread this period	£6,675,711	0.11%
Repayment of deferred consideration	£-22,999,181	-0.37%
Funding reserve Balance carried forward	£65,089,805	1.05%
Funding Reserve %	1.0%	NA

Notes    Granite Mortgages 02-2 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected Maturity
					Moodys/S&P/Fitch
Series 1
A1	US38741RAA23	$0	$0	$0	Aaa/AAA/AAA	N/A	0.11%	0.000000	N/A
A2	US38741RAB06	$0	$0	$0	Aaa/AAA/AAA	N/A	0.18%	0.000000	N/A
B	US38741RAC88	$0	$0	$0	Aa2/AA+/AA+	N/A	0.37%	0.000000	N/A
C	US38741RAD61	$0	$0	$0	Baa1/A-/A-	N/A	1.25%	0.000000	N/A

Series 2
A	XS0153568638	€0	€0	€0	Aaa/AAA/AAA	N/A	0.19%	0.000000	N/A
B	XS0153568984	€0	€0	€0	Aa2/AA+/AA+	N/A	0.37%	0.000000	N/A
C	XS0153569289	€0	€0	€0	Baa1/A-/A-	N/A	1.25%	0.000000	N/A

Series 3
A	XS0153569792	£0	£0	£0	Aaa/AAA/AAA	N/A	0.19%	0.000000	N/A
B	XS0153569875	£0	£0	£0	Aa1/AA+/AA+	N/A	0.37%	0.000000	N/A
C	XS0153569958	£0	£0	£0	A3/A-/A-	N/A	1.25%	0.000000	N/A

Credit Enhancement

		% of Notes Outstanding
Class B Notes (£ Equivalent)	£0	0.00%
Class C Notes (£ Equivalent)	£0	0.00%

Granite Mortgages 02-2 Reserve Fund Requirement	£0	N/A
Balance Brought Forward	£0	N/A
Drawings this Period	£0	N/A
Excess Spread this Period	£0	N/A
Funding Reserve Fund Top-up this Period*	£0	N/A
Pay Down of Reserve Fund	£0	N/A
Current Balance	£0	N/A

Funding Reserve Balance brought forward	£81,413,275	1.32%
Excess spread this period	£6,675,711	0.11%
Repayment of deferred consideration	£-22,999,181	-0.37%
Funding reserve Balance carried forward	£65,089,805	1.05%
Funding Reserve %	1.0%	NA

Notes    Granite Mortgages 03-1 plc

		ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
						Moodys/S&P/Fitch
Series 1
A1		US38741TAA88	$0		$0	P-1/A-1+/F1+	N/A	-0.01%	0.000000	N/A
A2		US38741TAB61	$0	$0	$0	Aaa/AAA/AAA	3.01%	0.19%	0.000000	Apr 08
A3	**	US38741TAC45	$0	$0	$0	Aaa/AAA/AAA	N/A	0.40%	0.000000	Apr 08
B		US38741TAD28	$0	$0	$0	Aa2/AA+/AAA	3.25%	0.43%	0.000000	Apr 08
C		US38741TAE01	$0	$0	$0	Baa2/A-/A-	4.27%	1.45%	0.000000	Apr 08

Series 2
A		XS0160702113	€0	€0	€0	Aaa/AAA/AAA	5.02%	0.24%	0.000000	Apr 08
B		XS0160702204	€0	€0	€0	Aa2/AA+/AAA	5.21%	0.43%	0.000000	Apr 08
C		XS0160702386	€0	€0	€0	Baa2/A-/A-	6.23%	1.45%	0.000000	Apr 08

Series 3
A		XS0160703434	£0	£0	£0	Aaa/AAA/AAA	6.13%	0.24%	0.000000	Apr 08
B		XS0160703608	£0	£0	£0	Aa2/AA+/AAA	6.32%	0.43%	0.000000	Apr 08
C		XS0160703780	£0	£0	£0	Baa2/A-/A-	7.34%	1.45%	0.000000	Apr 08
** Reference rate is determined based on the avergae daily US Federal Funds rate and is calculated in arrears.

Credit Enhancement

		% of Notes Outstanding
Class B Notes (£ Equivalent)	£0	0.00%
Class C Notes (£ Equivalent)	£0	0.00%

Granite Mortgages 03-1 Reserve Fund Requirement	£45,000,000	N/A
Balance Brought Forward	£45,000,000	N/A
Drawings this Period	£0	N/A
Excess Spread this Period	£2,958,966	N/A
Funding Reserve Fund Top-up this Period*	£-2,958,966	N/A
Pay down of Reserve Fund	£-45,000,000	N/A
Current Balance	£0	N/A

Funding Reserve Balance brought forward	£81,413,275	1.32%
Excess spread this period	£6,675,711	0.11%
Repayment of deferred consideration	£-22,999,181	-0.37%
Funding reserve Balance carried forward	£65,089,805	1.05%
Funding Reserve %	1.0%	NA

Notes    Granite Mortgages 03-2 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch
Series 1
A1	US38741QAA40	$0	$0	$0	Aaa/AAA/AAA	N/A	0.08%	0.000000	N/A
A2	US38741QAB23	$0	$0	$0	Aaa/AAA/AAA	N/A	0.16%	0.000000	N/A
A3	US38741QAC06	$373,502,413	$0	$373,502,413	Aaa/AAA/AAA	3.07%	0.25%	0.747005	Jul 10
B	US38741QAD88	$57,145,869	$0	$57,145,869	Aa1/AA+/AAA	3.31%	0.49%	0.747005	Jul 10
C	US38741QAE61	$7,843,551	$0	$7,843,551	Baa1/A-/A	4.37%	1.55%	0.747005	Jul 10

Series 2
A	XS0168665718	€224,101,448	€0	€224,101,448	Aaa/AAA/AAA	5.03%	0.25%	0.747005	Jul 10
B	XS0168666013	€54,456,652	€0	€54,456,652	Aa1/AA+/AAA	5.27%	0.49%	0.747005	Jul 10
M	XS0168771748	€39,068,352	€0	€39,068,352	Aa3/A+/AA+	5.53%	0.75%	0.747005	Jul 10
C1	XS0168666104	€16,000,000	€0	€16,000,000	Baa1/A-/A	5.20%	Fixed until 07/10	1.000000	Jul 10
C2	XS0168666443	€48,928,816	€0	€48,928,816	Baa1/A-/A	6.33%	1.55%	0.747005	Jul 10

Series 3
A	XS0168666526	£352,280,000	£0	£352,280,000	Aaa/AAA/AAA	4.625%	Fixed until 07/10	1.000000	Jul 10
C	XS0168666872	£11,205,072	£0	£11,205,072	Baa1/A-/A	7.44%	1.55%	0.747005	Jul 10

Credit Enhancement

		% of Notes Outstanding
Class B and M Notes (£ Equivalent)	£102,377,324	11.26%
Class C Notes (£ Equivalent)	£62,481,423	6.87%

Granite Mortgages 03-2 Reserve Fund Requirement	£35,000,000	3.85%
Balance Brought Forward	£35,000,000	3.85%
Drawings this Period	£0	0.00%
Excess Spread this Period	£1,871,528	0.21%
Funding Reserve Fund Top-up this Period*	£-1,871,528	-0.21%
Current Balance	£35,000,000	3.85%

Funding Reserve Balance brought forward	£81,413,275	1.32%
Excess spread this period	£6,675,711	0.11%
Repayment of deferred consideration	£-22,999,181	-0.37%
Funding reserve Balance carried forward	£65,089,805	1.05%
Funding Reserve %	1.0%	NA
*Top-ups only occur at the end of each quarter.

All of the notes issued by Granite Mortgages 03-2 plc may be redeemed on the payment date falling in July 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

Notes    Granite Mortgages 03-3 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch
Series 1
A1	US38741UAA51	$0	$0	$0	Aaa/AAA/AAA	N/A	0.08%	0.000000	N/A
A2	US38741UAB35	$0	$0	$0	Aaa/AAA/AAA	N/A	0.12%	0.000000	N/A
A3	US38741UAC18	$210,646,276	$0	$210,646,276	Aaa/AAA/AAA	3.02%	0.20%	0.421293	Jan 09
B	US38741UAD90	$51,924,679	$0	$51,924,679	Aa1/AA+/AAA	3.27%	0.45%	0.721176	Jan 09
M	US38741UAE73	$19,471,755	$0	$19,471,755	Aa3/A+/AA+	3.52%	0.70%	0.721176	Jan 09
C	US38741UAF49	$36,058,805	$0	$36,058,805	Baa1/A-/AA+	4.27%	1.45%	0.721176	Jan 09

Series 2
A	XS0176409927	€269,627,234	€0	€269,627,234	Aaa/AAA/AAA	4.97%	0.19%	0.421293	Jan 09
B	XS0176410180	€16,587,050	€0	€16,587,050	Aa1/AA+/AAA	5.23%	0.45%	0.721176	Jan 09
M	XS0176410347	€5,408,821	€0	€5,408,821	Aa3/A+/AA+	5.48%	0.70%	0.721176	Jan 09
C	XS0176410420	€39,664,686	€0	€39,664,686	Baa1/A-/A-	6.23%	1.45%	0.721176	Jan 09

Series 3
A	XS0176410693	£340,000,000	£0	£340,000,000	Aaa/AAA/AAA	6.08%	0.19%	1.000000	Jan 09
B	XS0176410776	£20,553,519	£0	£20,553,519	Aa1/AA+/AAA	6.34%	0.45%	0.721176	Jan 09
M	XS0176410859	£8,293,525	£0	£8,293,525	Aa3/A+/AA+	6.59%	0.70%	0.721176	Jan 09
C	XS0176411071	£5,408,821	£0	£5,408,821	Baa1/A-/A-	7.34%	1.45%	0.721176	Jan 09

Credit Enhancement

		% of Notes Outstanding
Class B and M Notes (£ Equivalent)	£88,471,495	11.02%
Class C Notes (£ Equivalent)	£55,464,677	6.91%

Granite Mortgages 03-3 Reserve Fund Requirement	£33,400,000	4.16%
Balance Brought Forward	£33,400,000	4.16%
Drawings this Period	£0	0.00%
Excess Spread this Period	£1,845,217	0.23%
Funding Reserve Fund Top-up this Period*	-£1,845,217	-0.23%
Current Balance	£33,400,000	4.16%

Funding Reserve Balance brought forward	£81,413,275	1.32%
Excess spread this period	£6,675,711	0.11%
Repayment of deferred consideration	-£22,999,181	-0.37%
Funding reserve Balance carried forward	£65,089,805	1.05%
Funding Reserve %	1.0%	NA

All of the notes issued by Granite Mortgages 03-3 plc may be redeemed on the payment date falling in July 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

Notes    Granite Mortgages 04-1 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch
Series 1
A1	US38741VAA35	$0	$0	$0	P-1/A-1+/F1+	N/A	-0.04%	0.000000	N/A
A2	US38741VAB18	$0	$0	$0	Aaa/AAA/AAA	N/A	0.07%	0.000000	N/A
B	US38741VAC90	$0	$0	$0	Aa2/AA+/AA+	N/A	0.21%	0.000000	N/A
M	US38741VAE56	$0	$0	$0	Aa3/A+/AA	N/A	0.41%	0.000000	N/A
C	US38741VAD73	$0	$0	$0	A2/A-/BBB+	N/A	0.90%	0.000000	N/A

Series 2
A1	US38741VAF22	$789,000,000	$0	$789,000,000	Aaa/AAA/AAA	2.70%	0.16%	0.665823	Mar 09
A2	XS0184562816	€580,000,000	€0	€580,000,000	Aaa/AAA/AAA	4.81%	0.16%	0.644444	Mar 09
B	XS0184563111	€91,000,000	€0	€91,000,000	Aa2/AA+/AAA	4.99%	0.34%	1.000000	Mar 09
M	XS0184563541	€45,000,000	€0	€45,000,000	A1/A+/AA	5.22%	0.57%	1.000000	Mar 09
C	XS0184563897	€60,000,000	€0	€60,000,000	Baa1/A-/A-	5.72%	1.07%	1.000000	Mar 09

Series 3
A	XS0184565249	£390,000,000	£0	£390,000,000	Aaa/AAA/AAA	6.15%	0.16%	0.650000	Mar 09
B	XS0184566130	£23,000,000	£0	£23,000,000	Aa2/AA+/AAA	6.33%	0.34%	1.000000	Mar 09
M	XS0184566569	£10,000,000	£0	£10,000,000	A1/A+/AA	6.56%	0.57%	1.000000	Mar 09
C	XS0184567534	£20,000,000	£0	£20,000,000	Baa1/A-/A-	7.06%	1.07%	1.000000	Mar 09

Credit Enhancement

		% of Notes Outstanding
Class B and M Notes (£ Equivalent)	£126,793,103	9.00%
Class C Notes (£ Equivalent)	£61,379,310	4.36%

Granite Mortgages 04-1 Reserve Fund Requirement	£60,000,000	4.26%
Balance Brought Forward	£60,000,000	4.26%
Drawings this Period	£0	0.00%
Excess Spread this Period	£3,400,716	0.24%
Funding Reserve Fund Top-up this Period*	£-3,400,716	-0.24%
Current Balance	£60,000,000	4.26%

Funding Reserve Balance brought forward	£81,413,275	1.32%
Excess spread this period	£6,675,711	0.11%
Repayment of deferred consideration	£-22,999,181	-0.37%
Funding reserve Balance carried forward	£65,089,805	1.05%
Funding Reserve %	1.0%	NA

All of the notes issued by Granite Mortgages 04-1 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

Notes    Granite Mortgages 04-2 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch
Series 1
A1	US38741WAA18	$0	$0	$0	Aaa/AAA/AAA	N/A	0.04%	0.000000	N/A
A2	US38741WAB90	$0	$0	$0	Aaa/AAA/AAA	N/A	0.07%	0.000000	N/A
B	US38741WAC73	$0	$0	$0	Aa2/AA+/AA	N/A	0.17%	0.000000	N/A
M	US38741WAD56	$0	$0	$0	A1/A+/A	N/A	0.28%	0.000000	N/A
C	US38741WAE30	$0	$0	$0	A3/A-/BBB+	N/A	0.70%	0.000000	N/A

Series 2
A1	XS0193212825	€701,581,889	€0	€701,581,889	Aaa/AAA/AAA	4.79%	0.14%	0.523569	Dec 10
A2	XS0193213807	£127,459,165	£0	£127,459,165	Aaa/AAA/AAA	6.13%	0.14%	0.522374	Dec 10
B	XS0193215414	€48,132,826	€0	€48,132,826	Aa3/AA+/AA+	4.92%	0.27%	0.523183	Dec 10
M	XS0193216578	€27,984,201	€0	€27,984,201	A2/A+/AA	5.05%	0.40%	0.523069	Dec 10
C	XS0193217030	€46,453,774	€0	€46,453,774	Baa1/A-/A-	5.45%	0.80%	0.521953	Dec 10

Series 3
A	XS0193218350	£752,100,000	£0	£752,100,000	Aaa/AAA/AAA	6.15%	0.16%	1.000000	Jun 11
B	XS0193218863	£38,900,000	£0	£38,900,000	Aa2/AA+/AA+	6.31%	0.32%	1.000000	Jun 11
M	XS0193219754	£26,500,000	£0	£26,500,000	A1/A+/AA	6.46%	0.47%	1.000000	Jun 11
C	XS0193220927	£48,500,000	£0	£48,500,000	Baa1/A-/A-	6.84%	0.85%	1.000000	Jun 11

Credit Enhancement

		% of Notes Outstanding
Class B and M Notes (£ Equivalent)	£117,180,290	7.54%
Class C Notes (£ Equivalent)	£80,101,207	5.15%

Granite Mortgages 04-2 Reserve Fund Requirement	£44,900,000	2.89%
Balance Brought Forward	£44,900,000	2.89%
Drawings this Period	£0	0.00%
Excess Spread this Period	£3,579,207	0.23%
Funding Reserve Fund Top-up this Period*	£-3,579,207	-0.23%
Current Balance	£44,900,000	2.89%

Funding Reserve Balance brought forward	£81,413,275	1.32%
Excess spread this period	£6,675,711	0.11%
Repayment of deferred consideration	£-22,999,181	-0.37%
Funding reserve Balance carried forward	£65,089,805	1.05%
Funding Reserve %	1.0%	NA

All of the notes issued by Granite Mortgages 04-2 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

Notes    Granite Mortgages 04-3 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch
Series 1
A1	US38741SAA06	$0	$0	$0	Aaa/AAA/AAA	N/A	0.06%	0.000000	N/A
A2	XS0201482766	€0	€0	€0	Aaa/AAA/AAA	N/A	0.07%	0.000000	N/A
A3	US38741SAB88	$0	$0	$0	Aaa/AAA/AAA	N/A	0.10%	0.000000	N/A
B	US38741SAC61	$0	$0	$0	Aa3/AA+/AA	N/A	0.16%	0.000000	N/A
M	US38741SAD45	$0	$0	$0	A2/A+/A	N/A	0.27%	0.000000	N/A
C	US38741SAE28	$0	$0	$0	Baa2/A-/BBB+	N/A	0.59%	0.000000	N/A

Series 2
A1	US38741SAF92	$396,286,485	$0	$396,286,485	Aaa/AAA/AAA	2.68%	0.14%	0.555256	Mar 10
A2	XS0201483228	€444,288,400	€0	€444,288,400	Aaa/AAA/AAA	4.79%	0.14%	0.555256	Mar 10
B	XS0201483657	€41,311,075	€0	€41,311,075	Aa1/AA+/AAA	4.93%	0.28%	0.555256	Mar 10
M	XS0201484036	€32,149,345	€0	€32,149,345	Aa3/A+/AA	5.02%	0.37%	0.555256	Mar 10
C	XS0201485355	€77,208,401	€0	€77,208,401	Baa2/A-/BBB+	5.45%	0.80%	0.555256	Mar 10

Series 3
A1	XS0201486320	£411,250,000	£0	£411,250,000	Aaa/AAA/AAA	6.17%	0.18%	1.000000	Sept 11
A2	XS0201565628	£600,000,000	£0	£600,000,000	Aaa/AAA/AAA	5.515%	Fixed until 09/2011	1.000000	Sept 11
B	XS0201486833	£54,350,000	£0	£54,350,000	Aa1/AA+/AAA	6.34%	0.35%	1.000000	Sept 11
M	XS0201487211	£42,250,000	£0	£42,250,000	Aa3/A+/AA	6.44%	0.45%	1.000000	Sept 11
C	XS0201487567	£99,450,000	£0	£99,450,000	Baa1/A-/BBB+	6.87%	0.88%	1.000000	Sept 11

Credit Enhancement

		% of Notes Outstanding
Class B and M Notes (£ Equivalent)	£146,743,631	8.00%
Class C Notes (£ Equivalent)	£152,151,980	8.30%

Granite Mortgages 04-3 Reserve Fund Requirement	£48,000,000	2.62%
Balance Brought Forward	£48,000,000	2.62%
Drawings this Period	£0	0.00%
Excess Spread this Period	£3,927,048	0.21%
Funding Reserve Fund Top-up this Period*	(3,927,048)	-0.21%
Current Balance	£48,000,000	2.62%

Funding Reserve Balance brought forward	£81,413,275	1.32%
Excess spread this period	£6,675,711	0.11%
Repayment of deferred consideration	£-22,999,181	-0.37%
Funding reserve Balance carried forward	£65,089,805	1.05%
Funding Reserve %	1.0%	NA

All of the notes issued by Granite Mortgages 04-3 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

Notes    Granite Master Issuer plc - Series 2005-1
	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch
A1	US38741YAA73	$0	$0	$0	Aaa/AAA/AAA	N/A	0.04%	0.000000	N/A
A2	XS0210928866	€0	€0	€0	Aaa/AAA/AAA	N/A	0.04%	0.000000	N/A
A3	US38741YAB56	$0	$0	$0	Aaa/AAA/AAA	N/A	0.08%	0.000000	N/A
A4	US38741YAC30	$1,015,384,000	$0	$1,015,384,000	Aaa/AAA/AAA	2.64%	0.10%	0.923076	Mar 10
A5	XS0210929161	€1,384,615,000	€0	€1,384,615,000	Aaa/AAA/AAA	4.74%	0.09%	0.923077	Mar 10
A6	XS0210925847	£750,000,000	£0	£750,000,000	Aaa/AAA/AAA	6.11%	0.12%	1.000000	Mar 12
B1	US38741YAD13	$0	$0	$0	Aa3/AA/AA	N/A	0.13%	0.000000	N/A
B2	XS0210929591	€80,000,000	€0	€80,000,000	Aa3/AA/AA	4.84%	0.19%	1.000000	Mar 10
B3	XS0210925920	£55,000,000	£0	£55,000,000	Aa3/AA/AA	6.18%	0.19%	1.000000	Mar 10
M1	US38741YAE95	$0	$0	$0	A2/A/A	N/A	0.23%	0.000000	N/A
M2	XS0210929757	€79,000,000	€0	€79,000,000	A2/A/A	4.93%	0.28%	1.000000	Mar 10
M3	XS0210926225	£55,000,000	£0	£55,000,000	A2/A/A	6.27%	0.28%	1.000000	Mar 10
C2	XS0210929914	€139,000,000	€0	€139,000,000	Baa2/BBB/BBB	5.214%	0.56%	1.000000	Mar 10
C3	XS0210926571	£60,000,000	£0	£60,000,000	Baa2/BBB/BBB	6.55%	0.56%	1.000000	Mar 10

All of the notes issued as part of series 2005-1 may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

Notes    Granite Master Issuer plc - Series 2005-2
	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected Maturity
					Moodys/S&P/Fitch
A1	US38741YAF60	$0	$0	$0	Aaa/AAA/AAA	N/A	0.04%	0.000000	N/A
A2	XS0220176084	£0	£0	£0	Aaa/AAA/AAA	N/A	0.05%	0.000000	N/A
A3	XS0220174469	€0	€0	€0	Aaa/AAA/AAA	N/A	0.05%	0.000000	N/A
A4	US38741YAG44	$0	$0	$0	Aaa/AAA/AAA	2.78%	0.08%	0.000000	Feb 08
A5	XS0220174543	€792,512,122	€41,686,839	€750,825,283	Aaa/AAA/AAA	5.00%	0.14%	0.938532	May 10
A6	US38741YAH27	$1,238,300,190	$65,135,685	$1,173,164,505	Aaa/AAA/AAA	2.83%	0.13%	0.938532	May 10
A7	XS0220172257	£530,200,000	£0	£530,200,000	Aaa/AAA/AAA	6.01%	0.16%	1.000000	May 12
A8	XS0220486277	£250,000,000	£0	£250,000,000	Aaa/AAA/AAA	6.01%	0.16%	1.000000	May 12
B1	US38741YAJ82	$0	$0	$0	Aa3/AA/AA	N/A	0.14%	0.000000	N/A
B2	XS0220173909	€62,000,000	€0	€62,000,000	Aa3/AA/AA	5.06%	0.20%	1.000000	May 10
B3	XS0220175862	£35,100,000	£0	£35,100,000	Aa3/AA/AA	6.05%	0.20%	1.000000	May 10
M1	US38741YAK55	$0	$0	$0	A2/A/A	N/A	0.24%	0.000000	N/A
M2	XS0220172927	€70,000,000	€0	€70,000,000	A2/A/A	5.16%	0.30%	1.000000	May 10
M3	XS0220174972	£28,100,000	£0	£28,100,000	A2/A/A	6.17%	0.32%	1.000000	May 10
C1	US38741YAL39	$90,000,000	$90,000,000	$0	Baa2/BBB/BBB	3.20%	0.50%	0.000000	May 08
C2	XS0220173651	€131,700,000	€0	€131,700,000	Baa2/BBB/BBB	5.41%	0.55%	1.000000	May 10

Notes    Granite Master Issuer plc - Series 2005-3
	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch
A1	US38741YAM12	$1,000,000,000	$0	$1,000,000,000	Aaa/AAA/AAA	2.48%	0.00%	1.000000	Aug 10

Notes    Granite Master Issuer plc - Series 2005-4
	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch
A1	US38741YAN94	$0	$0	$0	Aaa/AAA/AAA	N/A	0.03%	0.000000	N/A
A2	XS0229614036	€0	€0	€0	Aaa/AAA/AAA	N/A	0.04%	0.000000	N/A
A3	US38741YAP43	$372,587,020	$219,942,764	$152,644,256	Aaa/AAA/AAA	2.77%	0.07%	0.153165	Aug 08
A5	XS0229614200	€1,357,300,000	€0	€1,357,300,000	Aaa/AAA/AAA	4.96%	0.10%	1.000000	Aug 10
A6	XS0229614465	£815,400,000	£0	£815,400,000	Aaa/AAA/AAA	5.97%	0.12%	1.000000	Aug 12
B1	US38741YAR09	$0	$0	$0	Aa3/AA/AA	N/A	0.12%	0.000000	N/A
B2	US38741YAS81	$38,500,000	$0	$38,500,000	Aa3/AA/AA	2.88%	0.18%	1.000000	Nov 08
B3	XS0229614549	£19,000,000	£0	£19,000,000	Aa3/AA/AA	6.03%	0.18%	1.000000	Aug 10
B4	XS0229614895	€56,900,000	€0	€56,900,000	Aa3/AA/AA	5.04%	0.18%	1.000000	Aug 10
M1	US38741YAT64	$0	$0	$0	A2/A/A	N/A	0.22%	0.000000	N/A
M2	US38741YAU38	$36,300,000	$0	$36,300,000	A2/A/A	2.98%	0.28%	1.000000	Nov 08
M3	XS0229614978	£30,000,000	£0	£30,000,000	A2/A/A	6.13%	0.28%	1.000000	Aug 10
M4	XS0229615272	€51,000,000	€0	€51,000,000	A2/A/A	5.14%	0.28%	1.000000	Aug 10
C1	US38741YAV11	$0	$0	$0	Baa2/BBB/BBB	N/A	0.43%	0.000000	N/A
C2	US38741YAW93	$44,600,000	$0	$44,600,000	Baa2/BBB/BBB	3.25%	0.55%	1.000000	Nov 08
C3	XS0229615439	£10,000,000	£0	£10,000,000	Baa2/BBB/BBB	6.40%	0.55%	1.000000	Aug 10
C4	XS0229615603	€76,100,000	€0	€76,100,000	Baa2/BBB/BBB	5.41%	0.55%	1.000000	Aug 10

Notes    Granite Master Issuer plc - Series 2006-1
	ISIN	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
	Reg S	144A				Moodys/S&P/Fitch

A1	USG4144BE89	US38741YBG35	$669,773,073	$99,029,169	$570,743,904	Aaa/AAA/AAA	2.45%	-0.03%	0.735400	Nov 09
A2	XS0240602176	XS0240670413	€0	€0	€0	Aaa/AAA/AAA	N/A	0.04%	0.000000	N/A
A3	XS0240602507	XS0240670504	£0	£0	£0	Aaa/AAA/AAA	N/A	0.04%	0.000000	N/A
A4	USG41441BF54	US38741YBH18	$0	$0	$0	Aaa/AAA/AAA	N/A	0.04%	0.000000	N/A
A5	USG41441BG38	US38741YBJ73	$1,339,546,145	$198,058,337	$1,141,487,808	Aaa/AAA/AAA	2.77%	0.07%	0.735400	Nov 09
A6	XS0240602929	XS0240670686	€1,900,000,000	€0	€1,900,000,000	Aaa/AAA/AAA	4.96%	0.10%	1.000000	Feb 11
A7	XS0240603067	XS0240670843	£400,000,000	£0	£400,000,000	Aaa/AAA/AAA	5.97%	0.12%	1.000000	Feb 13
A8	XS024063653	XS0240671148	£950,000,000	£0	£950,000,000	Aaa/AAA/AAA	5.97%	0.12%	1.000000	Feb 13
B1	USG41441BH11	US38741YBK47	$0	$0	$0	Aa3/AA/AA	N/A	0.13%	0.000000	N/A
B2	USG41441BJ76	US38741YBL20	$84,100,000	$0	$84,100,000	Aa3/AA/AA	2.87%	0.17%	1.000000	May 10
B3	XS0240606169	XS0240671494	£25,000,000	£0	£25,000,000	Aa3/AA/AA	6.03%	0.18%	1.000000	Feb 11
B4	XS0240606755	XS0240671650	€94,500,000	€0	€94,500,000	Aa3/AA/AA	5.04%	0.18%	1.000000	Feb 11
M1	USG41441BK40	US38741YBM03	$0	$0	$0	A2/A/A	N/A	0.23%	0.000000	N/A
M2	USG41441BL23	US38741YBN85	$79,200,000	$0	$79,200,000	A2/A/A	2.99%	0.29%	1.000000	May 10
M3	XS0240607480	XS0240671734	£33,500,000	£0	£33,500,000	A2/A/A	6.15%	0.30%	1.000000	Feb 11
M4	XS0240607720	XS0240671817	€97,700,000	€0	€97,700,000	A2/A/A	5.16%	0.30%	1.000000	Feb 11
C2	USG41441BM06	US38741YBP34	$132,400,000	$0	$132,400,000	Baa2/BBB/BBB	3.30%	0.60%	1.000000	May 10
C3	XS0240608371	XS0240671908	£44,200,000	£0	£44,200,000	Baa2/BBB/BBB	6.45%	0.60%	1.000000	Feb 11
C4	XS0240608702	XS0240672039	€129,000,000	€0	€129,000,000	Baa2/BBB/BBB	5.46%	0.60%	1.000000	Feb 11

Notes    Granite Master Issuer plc - Series 2006-2
	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch
A1	US38741YBQ17	$0	$0	$0	Aaa/AAA/AAA	N/A	0.01%	0.000000	N/A
A2	XS0252419832	€0	€0	€0	Aaa/AAA/AAA	N/A	0.03%	0.000000	N/A
A3	XS0252425995	£0	£0	£0	Aaa/AAA/AAA	N/A	0.03%	0.000000	N/A
A4	US38741YBR99	$1,159,073,036	$0	$1,159,073,036	Aaa/AAA/AAA	2.86%	0.04%	0.909077	Jul 10
A5	XS0252421499	€1,360,000,000	€0	€1,360,000,000	Aaa/AAA/AAA	4.88%	0.10%	1.000000	Jul 11
A6	XS0252427009	£500,000,000	£0	£500,000,000	Aaa/AAA/AAA	6.00%	0.11%	1.000000	Jul 13
B1	US38741YBS72	$0	$0	$0	Aa3/AA/AA	2.90%	0.08%	0.000000	Apr 08
B2	US38741YBT55	$36,000,000	$0	$36,000,000	Aa3/AA/AA	2.96%	0.14%	1.000000	Jul 11
B3	XS0252428072	€37,500,000	€0	€37,500,000	Aa3/AA/AA	4.92%	0.14%	1.000000	Jul 11
M1	US38741YBU29	$0	$0	$0	A2/A/A	3.00%	0.18%	0.000000	Apr 08
M2	US38741YBV02	$25,000,000	$0	$25,000,000	A2/A/A	3.05%	0.23%	1.000000	Jul 11
M3	XS0252429047	€35,000,000	€0	€35,000,000	A2/A/A	5.01%	0.23%	1.000000	Jul 11
M4	XS0252423198	£10,000,000	£0	£10,000,000	A2/A/A	6.12%	0.23%	1.000000	Jul 11
C2	US38741YBW84	$75,000,000	$0	$75,000,000	Baa2/BBB/BBB	3.29%	0.47%	1.000000	Jul 11
C3	XS0252430136	€55,000,000	€0	€55,000,000	Baa2/BBB/BBB	5.25%	0.47%	1.000000	Jul 11
C4	XS0252423941	£12,000,000	£0	£12,000,000	Baa2/BBB/BBB	6.36%	0.47%	1.000000	Jul 11

Notes    Granite Master Issuer plc - Series 2006-3
	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch
A1	US38741YBX67	$0	$0	$0	Aaa/AAA/AAA	2.50%	0.02%	0.000000	Apr 08
A2	XS0267966959	€132,570,000	€0	€132,570,000	Aaa/AAA/AAA	4.824%	0.04%	0.159723	Jul 08
A3	US38741YBZ16	$1,800,000,000	$0	$1,800,000,000	Aaa/AAA/AAA	2.86%	0.04%	1.000000	Apr 10
A4	US38741YCA55	$1,000,000,000	$0	$1,000,000,000	Aaa/AAA/AAA	2.46%	-0.02%	1.000000	Oct 12
A5	XS0267967924	€1,250,000,000	€0	€1,250,000,000	Aaa/AAA/AAA	4.89%	0.11%	1.000000	Oct 12
A6	XS0267968658	£700,000,000	£0	£700,000,000	Aaa/AAA/AAA	6.00%	0.11%	1.000000	Oct 12
A7	US38741YCD94	$1,750,000,000	$0	$1,750,000,000	Aaa/AAA/AAA	2.92%	0.10%	1.000000	Oct 12
B1	US38741YCE77	$70,000,000	$0	$70,000,000	Aa3/AA/AA	2.91%	0.09%	1.000000	Oct 08
B2	US38741YCF43	$182,000,000	$0	$182,000,000	Aa3/AA/AA	2.99%	0.17%	1.000000	Oct 12
B3	XS0268037131	€30,000,000	€0	€30,000,000	Aa3/AA/AA	4.94%	0.16%	1.000000	Oct 12
M1	US38741YCJ64	$90,000,000	$0	$90,000,000	A2/A/A	3.00%	0.18%	1.000000	Oct 08
M2	US38741YCK38	$100,000,000	$0	$100,000,000	A2/A/A	3.10%	0.28%	1.000000	Oct 12
M3	XS0268038451	€47,000,000	€0	€47,000,000	A2/A/A	5.05%	0.27%	1.000000	Oct 12
M4	XS0268038964	£10,000,000	£0	£10,000,000	A2/A/A	6.16%	0.27%	1.000000	Oct 12
C2	US38741YCP25	$60,000,000	$0	$60,000,000	Baa2/BBB/BBB	3.32%	0.50%	1.000000	Oct 12
C3	XS0268039699	€137,000,000	€0	€137,000,000	Baa2/BBB/BBB	5.28%	0.50%	1.000000	Oct 12

Notes    Granite Master Issuer plc - Series 2006-4
	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch
A1	US38741YCS63	$161,472,529	$0	$161,472,529	Aaa/AAA/AAA	2.51%	0.03%	0.248419	Sep-08
A2	XS0275943958	€49,683,856	€0	€49,683,856	Aaa/AAA/AAA	4.694%	0.04%	0.248419	Sep-08
A3	XS0275944097	£86,946,747	£0	£86,946,747	Aaa/AAA/AAA	6.03%	0.04%	0.248419	Sep-08
A4	US38741YDB20	$704,300,000	$0	$704,300,000	Aaa/AAA/AAA	2.59%	0.05%	1.000000	Jun-10
A5	CA38741YDD81	CAD 350,000,000	CAD 0	CAD 350,000,000	Aaa/AAA/AAA	3.21%	0.07%	1.000000	Jun-10
A6	US38741YDC03	$1,130,000,000	$0	$1,130,000,000	Aaa/AAA/AAA	2.63%	0.09%	1.000000	Dec-11
A7	XS0275944766	€1,135,000,000	€0	€1,135,000,000	Aaa/AAA/AAA	4.76%	0.11%	1.000000	Dec-11
A8	XS0276823167	£300,000,000	£0	£300,000,000	Aaa/AAA/AAA	6.10%	0.11%	1.000000	Dec-11
B1	US38741YCV92	$60,600,000	$0	$60,600,000	Aa3/AA/AA	2.63%	0.09%	1.000000	Dec-08
B3	XS0275945730	€62,500,000	€0	€62,500,000	Aa3/AA/AA	4.84%	0.19%	1.000000	Dec-11
M1	US38741YCX58	$47,800,000	$0	$47,800,000	A2/A/A	2.71%	0.17%	1.000000	Dec-08
M2	US38741YCY32	$10,000,000	$0	$10,000,000	A2/A/A	2.83%	0.29%	1.000000	Dec-11
M3	XS0275946621	€84,400,000	€0	€84,400,000	A2/A/A	4.94%	0.29%	1.000000	Dec-11
C1	US38741YCZ07	$32,600,000	$0	$32,600,000	Baa2/BBB/BBB	2.92%	0.38%	1.000000	Dec-08
C2	US38741YDA47	$15,000,000	$0	$15,000,000	Baa2/BBB/BBB	3.02%	0.48%	1.000000	Dec-11
C3	XS0275947512	€62,800,000	€0	€62,800,000	Baa2/BBB/BBB	5.13%	0.48%	1.000000	Dec-11

Notes    Granite Master Issuer plc - Series 2007-1
	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch
1A1	US38741YDE68	$333,087,766	$0	$333,087,766	Aaa/AAA/AAA	2.51%	0.03000%	0.246732	Sep-08
1A3	XS0284070504	£111,029,255	£0	£111,029,255	Aaa/AAA/AAA	6.02%	0.03000%	0.246732	Sep-08
2A1	US38741YDF34	$1,450,000,000	$0	$1,450,000,000	Aaa/AAA/AAA	2.61%	0.07000%	1.000000	Jun-10
3A1	US38741YDG17	$1,500,000,000	$0	$1,500,000,000	Aaa/AAA/AAA	2.64%	0.10000%	1.000000	Jun-12
3A2	XS0284071908	€1,650,000,000	€0	€1,650,000,000	Aaa/AAA/AAA	4.75%	0.10000%	1.000000	Jun-12
4A1	US38741YDH99	$1,000,000,000	$0	$1,000,000,000	Aaa/AAA/AAA	2.65%	0.11000%	1.000000	Jun-12
5A1	XS0284076295	£650,000,000	£0	£650,000,000	Aaa/AAA/AAA	6.10%	0.11000%	1.000000	Jun-12
6A1	XS0284077186	£500,000,000	£0	£500,000,000	Aaa/AAA/AAA	5.60%	0.00000%	1.000000	Dec-13
1B1	US38741YDJ55	$84,000,000	$0	$84,000,000	Aa3/AA/AA	2.61%	0.07000%	1.000000	Jun-10
2B1	US38741YDK29	$80,000,000	$0	$80,000,000	Aa3/AA/AA	2.66%	0.12000%	1.000000	Dec-08
3B1	XS0284072468	€167,000,000	€0	€167,000,000	Aa3/AA/AA	4.82%	0.17000%	1.000000	Jun-12
3B2	XS0284073193	£25,000,000	£0	£25,000,000	Aa3/AA/AA	6.16%	0.17000%	1.000000	Jun-12
1M1	US38741YDL02	$84,000,000	$0	$84,000,000	A2/A/A	2.69%	0.15000%	1.000000	Dec-08
2M1	US38741YDM84	$80,000,000	$0	$80,000,000	A2/A/A	2.79%	0.25000%	1.000000	Jun-10
3M1	XS0284073607	€131,000,000	€0	€131,000,000	A2/A/A	4.92%	0.27000%	1.000000	Jun-12
3M2	XS0284074167	£40,000,000	£0	£40,000,000	A2/A/A	6.26%	0.27000%	1.000000	Jun-12
1C1	US38741YDN67	$94,600,000	$0	$94,600,000	Baa2/BBB/BBB	2.84%	0.30000%	1.000000	Dec-08
2C1	US38741YDP16	$30,000,000	$0	$30,000,000	Baa2/BBB/BBB	2.97%	0.43000%	1.000000	Jun-10
2C2	XS0284071221	€30,000,000	€0	€30,000,000	Baa2/BBB/BBB	5.10%	0.45000%	1.000000	Jun-10
3C1	XS0284081618	€265,000,000	€0	€265,000,000	Baa2/BBB/BBB	5.15%	0.50000%	1.000000	Jun-12
3C2	XS0284075560	£36,000,000	£0	£36,000,000	Baa2/BBB/BBB	6.49%	0.50000%	1.000000	Jun-12

Notes    Granite Master Issuer plc - Series 2007-2
	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch
Series 07-2 1A1	US38741YDQ98	$441,183,688	$0	$441,183,688	Aaa/AAA/AAA	2.54%	0.03000%	0.416211	Jan-09
Series 07-2 1A2	XS0298974337	€135,268,584	€0	€135,268,584	Aaa/AAA/AAA	4.80%	0.04000%	0.416211	Jan-09
Series 07-2 1A3	XS0298979138	£62,431,654	£0	£62,431,654	Aaa/AAA/AAA	5.95%	0.04000%	0.416211	Jan-09
Series 07-2 2A1	US38741YDR71	$1,025,000,000	$0	$1,025,000,000	Aaa/AAA/AAA	2.76%	0.04000%	1.000000	Jan-10
Series 07-2 2A2	CA38741YEC99	CAD 500,000,000	CAD 0	CAD 500,000,000	Aaa/AAA/AAA	3.25%	0.09000%	1.000000	Jul-10
Series 07-2 3A1	US38741YDS54	$1,100,000,000	$0	$1,100,000,000	Aaa/AAA/AAA	2.81%	0.09000%	1.000000	Apr-12
Series 07-2 3A2	XS0298974840	€1,000,000,000	€0	€1,000,000,000	Aaa/AAA/AAA	4.86%	0.10000%	1.000000	Apr-12
Series 07-2 4A1	US38741YDT38	$1,000,000,000	$0	$1,000,000,000	Aaa/AAA/AAA	2.49%	-0.02000%	1.000000	Jul-13
Series 07-2 4A2	XS0298980060	£650,000,000	£0	£650,000,000	Aaa/AAA/AAA	6.02%	0.11000%	1.000000	Jul-13
Series 07-2 1B1	US38741YDU01	$66,500,000	$0	$66,500,000	Aa3/AA/AA	2.80%	0.08000%	1.000000	Jan-09
Series 07-2 2B1	US38741YDV83	$53,500,000	$0	$53,500,000	Aa3/AA/AA	2.84%	0.12000%	1.000000	Jul-10
Series 07-2 3B1	US38741YDW66	$35,000,000	$0	$35,000,000	Aa3/AA/AA	2.88%	0.16000%	1.000000	Apr-12
Series 07-2 3B2	XS0298975813	€100,000,000	€0	€100,000,000	Aa3/AA/AA	4.92%	0.16000%	1.000000	Apr-12
Series 07-2 3B3	XS0298980813	£53,000,000	£0	£53,000,000	Aa3/AA/AA	6.07%	0.16000%	1.000000	Apr-12
Series 07-2 1M1	US38741YDX40	$64,000,000	$0	$64,000,000	A2/A/A	2.88%	0.16000%	1.000000	Jan-09
Series 07-2 2M1	US38741YDY23	$52,000,000	$0	$52,000,000	A2/A/A	2.96%	0.24000%	1.000000	Oct-10
Series 07-2 3M2	XS0298976621	€162,000,000	€0	€162,000,000	A2/A/A	5.05%	0.29000%	1.000000	Apr-12
Series 07-2 3M3	XS0298981621	£20,000,000	£0	£20,000,000	A2/A/A	6.20%	0.29000%	1.000000	Apr-12
Series 07-2 2C1	US38741YEA38	$50,000,000	$0	$50,000,000	Baa2/BBB/BBB	3.15%	0.43000%	1.000000	Oct-10
Series 07-2 2C2	XS0298977512	€52,000,000	€0	€52,000,000	Baa2/BBB/BBB	5.19%	0.43000%	1.000000	Oct-10
Series 07-2 3C2	XS0298978320	€84,500,000	€0	€84,500,000	Baa2/BBB/BBB	5.25%	0.49000%	1.000000	Apr-12
Series 07-2 3C3	XS0298984641	£60,000,000	£0	£60,000,000	Baa2/BBB/BBB	6.40%	0.49000%	1.000000	Apr-12

Notes    Granite Master Issuer plc - Series 2007-3
	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch
Series 07-3 1A	XS0320662751	£0.00	£0.00	£0.00	Aaa/AAA/AAA	N/A	0.40000%	0.000000	May-09
Series 07-3 1B	XS0320662165	£0.00	£0.00	£0.00	Aa3/AA/AA	N/A	0.75000%	0.000000	Nov-10
Series 07-3 1M	XS0320661191	£0.00	£0.00	£0.00	A2/A/A	N/A	1.25000%	0.000000	Aug-09
Series 07-3 2A	XS0320662249	£3,600,000,000.00	£3,600,000,000.00	£0.00	Aaa/AAA/AAA	N/A	0.50000%	0.000000	Nov-10
Series 07-3 2B	XS0320661357	£0.00	£0.00	£0.00	Aa3/AA/AA	N/A	1.00000%	0.000000	Aug-09
Series 07-3 2M	XS0320663486	£0.00	£0.00	£0.00	A2/A/A	N/A	1.60000%	0.000000	Nov-10
Series 07-3 2C	XS0320660037	£0.00	£0.00	£0.00	Baa2/BBB/BBB	N/A	2.25000%	0.000000	Nov-10

Credit Enhancement for Granite Master Issuer plc

		% of Notes Outstanding
Class A Notes (£ Equivalent)	£26,739,803,353	88.47%
Class B Notes (£ Equivalent)	£1,096,352,458	3.63%
Class M Notes (£ Equivalent)	£1,093,249,332	3.62%
Class C Notes (£ Equivalent)	£1,295,356,286	4.29%

Subordination Levels

	Current	Required
Class A Notes	13.64%	11.60%
Class B Notes	10.02%	8.30%
Class M Notes	6.40%	5.11%
Class C Notes	2.11%	1.85%

Required subordination levels are taken from the Offering Circular Supplement dated January 20, 2006.  There is an additional Rating Agency allowance of 0.20% to current levels in recognition of excess spread.

Programme Reserve Required Percent	1.65%
Programme Reserve Required Amount	£638,425,000
Balance Brought Forward	£638,425,000	1.87%
Drawings this Period	£0	0.00%
*Additions this period	£0	0.00%
Current Balance of Funding 2 & Granite Master Issuer Reserve Fund	£638,425,000	2.11%
Excess Spread this Period	£21,861,867	0.08%

Currency Swap Triggers

		S&P	Moody's	Fitch

Dollar and Euro currency swap agreements:
Initial downgrade trigger	Short term	A1+	P-1	F1
	Long term	N/A	A1	A1

Subsequent downgrade trigger	Short term	N/A	P-2	F2
	Long term	BBB-	A3	BBB+

Second subsequent downgrade	Short term	N./A	N/A	F3
	Long term	N/A	N/A	BBB-
Dollar and Euro currency swap providers:

ABN Amro Bank NV	Short term	A-1+	P-1	F1
	Long term	AA-	Aa3	AA-

Barclays Bank PLC	Short term	A-1+	P-1	F1
	Long term	AA+	Aa1	AA-

HSBC	Short term	A-1+	P-1	F1
	Long term	AA-	Aa2	AA

Citigroup Global markets Limited	Short term	A-1+	P-1	F1
	Long term	AA-	Aa1	AA+

Swiss Re	Short term	A-1+	P-1	A-1+
	Long term	AA	Aa2	AA

UBS AG	Short term	A-1+	P-1	N/A
	Long term	AA+	Aa2	N/A

AIG	Short term	Not applicable	Not applicable	Not applicable
	Long term	Not applicable	Not applicable	Not applicable